Financial instruments (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial instruments [Line Items]
Other non-financial assets	₨ 20,598	₨ 15,191
Other non-financial liabilities	21,735	21,623
Derivative financial assets	169	1,232
Derivative financial liabilities	468	137
Gains (losses) on cash flow hedges, net of tax	(353)	(551)	₨ 594
Current financial liabilities at amortised cost	30,388	26,023
Consideration transferred, acquisition-date fair value	187	187
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	(77)	0	32
Other comprehensive income, net of tax, cash flow hedges	0	0	₨ 0
Component of Equity before tax adjustment [member]
Financial instruments [Line Items]
Reserve of cash flow hedges	₨ 91	₨ 379